SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Changes in non-cash operating working capital items and capital expenditures

CHANGE IN NON-CASH OPERATING WORKING CAPITAL ITEMS

	Years ended December 31
(In millions of dollars)	2019	2018

Accounts receivable	(174)	(133)
Inventories	7	(31)
Other current assets	(41)	(6)
Accounts payable and accrued liabilities	61	103
Contract and other liabilities	9	(47)

Total change in non-cash operating working capital items	(138)	(114)

CAPITAL EXPENDITURES

	Years ended December 31
(In millions of dollars)	2019	2018

Capital expenditures before proceeds on disposition	2,845	2,815
Proceeds on disposition	(38)	(25)

Capital expenditures	2,807	2,790